LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders	¥ (766,643)	$ (117,493)	¥ (1,036,086)	¥ (590,174)
Net loss for basic and diluted earnings per share | ¥	¥ (766,643)		¥ (1,036,086)	¥ (590,174)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	54,341,213	54,341,213	53,386,075	54,929,910
Dilutive effect of outstanding share options	0	0	0	0
Denominator for diluted loss per share	54,341,213	54,341,213	53,386,075	54,929,910
Basic loss per Class A and Class B ordinary share | (per share)	¥ (14.11)	$ (2.16)	¥ (19.41)	¥ (10.74)
Diluted loss per Class A and Class B ordinary share | (per share)	¥ (14.11)	$ (2.16)	¥ (19.41)	¥ (10.74)